Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 10 — SHAREHOLDERS’ EQUITY

On May 2, 2023, the Board of Directors of the Company approved a reverse split of the Company’s common shares at the ratio of one-for-ten with the effective date of May 18, 2023. The Reverse Share Split reduced the shares authorized for issuance to 31,000,000 common shares divided into: (i) 30,000,000 Class A Common Shares, each with a par value of US$0.01, and (ii) 1,000,000 Class B Common Shares, each with a par value of US$0.01, of which 4,985,096 Class A common shares were issued and 4,798,358 outstanding as of December 31, 2025. No class B common shares are issued and outstanding as of December 31, 2025. The financial statements give retroactive effect to this one-for-ten Reverse Share Split.

Share incentive plan

In November 2022, the Compensation Committee and the Board of Directors approved and adopted the 2022 Equity Incentive Plan, or the 2022 Plan, which is substantially similar to the Company’s 2019 Plan.

On September 1, 2023, the Board granted an aggregate of 7,500 Class A common shares to three non-employee directors. The fair value of these Class A common shares was $19,800, determined using the closing price on September 1, 2023. On September 4, 2020, the Company entered into certain engagement letters with these three directors. Pursuant to the agreements, each of the Directors will have served the Company for a full year (the vesting period) and on September 4, 2022, the anniversary date of their appointment as a director, received such shares share. 7,500 shares of Class A common stock were retroactively issued in 2023 for shares due to three non-employee directors in 2022  The value of these shares was recognized in general and administrative expenses over the vesting period.

On September 5, 2023, the Board granted an aggregate of 4,500 Class A common shares to two non-employee directors. The fair value of these Class A common shares was $12,015, determined using the closing price on September 5, 2023. On September 4, 2020, the Company entered into certain engagement letters with these two directors. Pursuant to the agreements, each of the Directors will have served the Company for a full year (the vesting period) and on September 4, 2023, the anniversary date of their appointment as a director, received such shares share.  The value of these shares was recognized in general and administrative expenses over the vesting period.

On September 12, 2024, the Board of Directors authorized the Company to grant 700,000 shares of Class A common shares to the Company’s CEO, Xin Liu, then Chairman of the Board of Directors, Jinbao Li, and four employees under the Company’s 2022 Equity Incentive Share Plan. The fair value of these restricted Class A common shares was $9,114,000, determined using the closing price of $13.02 on September 12, 2024. The incentive shares granted to four of the employees vested immediately upon grant.

On November 7, 2024, the Board granted an aggregate of 4,500 Class A common shares to two non-employee directors. The fair value of these Class A common shares was $43,200 , determined using the closing price on November 7, 2024. On September 4, 2020, the Company entered into certain engagement letters with these two directors. Pursuant to the agreements, each of the Directors will have served the Company for a full year (the vesting period) and on September 4, 2024, the anniversary date of their appointment as a director, received such shares share. The value of these shares was recognized in general and administrative expenses over the vesting period. The incentive shares granted vested immediately upon grant.

On March 19, 2025 and April 7, 2025, the Board of Directors approved the grant of 100,000 and 160,000 shares of Common Stock A to two employees pursuant to the 2022 Share Incentive Plan, with an aggregate fair value of $1,558,200 based on the grant-date closing prices of $7.15 and $5.27, respectively. The incentive shares granted vested immediately upon grant.

Public and registered direct offerings

On December 13, 2021, the Company completed an underwritten public offering of approximately $77 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of ((i) 1,219,000 shares of Class A common shares and (the “December 2021 Common shares”) (ii) pre-funded warrants to purchase 706,000 Class A Common Shares (the “Pre-Funded Warrants”). Each Pre-funded Warrants entitles the holder to purchase one Class A Common Share at an exercise price of $0.01 per share until the Pre-funded Warrants are exercised in full, subject to adjustment as provided in the Prefunded Warrant. The Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price.

Management determined that the Pre-Funded Warrants met the requirements for equity classification under ASC 815-40 because they are indexed to the Company’s own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity. In addition, since these warrants are exercisable for a nominal amount, they have been shown as exercised when issued and as outstanding common stock in the accompanying financial statements and earnings per share calculations.

As of December 31, 2025, 2024 and 2023, 706,000, 705,453 and 705,153 of the 706,000 Pre-Funded Warrants have been exercised, respectively.